NOTE 6 - INCOME TAXES - Reconciliation of income taxes (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax computed at the federal statutory rate	34.00%	34.00%	34.00%	34.00%
Income tax computed at the state statutory rate	5.00%	5.00%	5.00%	5.00%
Valuation allowance	(0.39)	(0.39)	(0.039)	(0.39)
Total deferred tax asset	$ 0	$ 0		$ 0